The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.  The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.  These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These instruments are normally valued using pricing vendors.  Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models.  The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above.  In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable.  In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security.  To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board.  These methodologies may require subjective judgments and determinations about the value of a particular security.  When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2019:

GuideMark® Large Cap Core Fund

		Level 1	Level 2	Level 3	Total

Common Stocks		$420,338,469	$-	$-	$420,338,469
Investment Companies		14,394,812	-	-	14,394,812
Real Estate Investment Trusts		19,374,197	-	-	19,374,197
Short Term Investments		4,942,082	-	-	4,942,082
Investments Purchased with Proceeds from Securities Lending Collateral*		-	-	-	40,227,628
Total Investments in Securities		$459,049,560	$-	$-	$499,277,188

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund
		Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services		$1,958,872	$5,386,703	$-	$7,345,575
Consumer Discretionary		5,798,480	6,661,805	-	12,460,285
Consumer Staples		1,187,984	5,293,288	-	6,481,272
Energy		1,731,569	3,827,318	-	5,558,887
Financials		1,747,880	14,230,796	3,599	15,982,275
Health Care		-	1,565,853	-	1,565,853
Industrials		439,222	3,389,115	-	3,828,337
Information Technology		795,861	12,459,662	-	13,255,523
Materials		997,701	4,444,725	-	5,442,426
Real Estate		-	929,944	-	929,944
Utilities		135,706	1,405,546	-	1,541,252
Total Common Stocks		14,793,275	59,594,755	3,599	74,391,629
Investment Companies		5,667,977	-	-	5,667,977
Preferred Stocks
Consumer Discretionary		-	162,829	-	162,829
Consumer Staples		-	436,365	-	436,365
Energy		605,444	-	-	605,444
Financials		96,470	1,303,169	-	1,399,639
Information Technology		-	572,518	-	572,518
Utilities		-	213,756	-	213,756
Total Preferred Stocks		701,914	2,688,637	-	3,390,551
Real Estate Investment Trusts		227,315	-	-	227,315
Rights		-	-	0	0
Short Term Investments		711,733	-	-	711,733
Investments Purchased with Proceeds from Securities Lending Collateral*		-	-	-	1,885,230
Total Investments in Securities		$22,102,214	$62,283,392	$3,599	$86,274,435

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Warrants	Common Stocks
Balance as of April 1, 2019				$-	$217,188.00
Purchases				-	-
Sales proceeds and paydowns				-	-
Accreted discounts, net				0	-
Corporate Actions				-	-
Realized gain (loss)				-	-
Change in unrealized appreciation (depreciation)				-	(213,589)
Transfers into/(out of) Level 3				-	-
Balance as of December 31, 2019				$0	$3,599
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at December 31, 2019.				$-	$(213,589)

The Level 3 amounts disclosed in the table above consist one security that was fair valued in good faith, using significant unobservable inputs, by the Adviser's Valuation Committee. The table below includes the quantitative information about Level 3 fair value measurements for this security.

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Range/Weighted Average Discount Unobservable Input
Common Stock	$3,599	Fair Valuation	Trading Halt Discount	Historical Trading	50% on Historical

GuideMark® Small/Mid Cap Core Fund

		Level 1	Level 2	Level 3	Total

Common Stock		$61,943,888	$-	$-	$61,943,888
Investment Companies		2,286,845	-	-	2,286,845
Real Estate Investment Trusts		5,067,125	-	-	5,067,125
Rights		-	-	0	0
Short Term Investments		798,436	-	-	798,436
Investments Purchased with Proceeds from Securities Lending Collateral*		-	-	-	12,111,837
Total Investments in Securities		$70,096,294	$-	0	$82,208,131

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks	Rights
Balance as of April 1, 2019				$0	$0
Purchases				-	-
Sales proceeds and paydowns				-	-
Accreted discounts, net				-	-
Corporate Actions				0
Realized gain (loss)				-	-
Change in unrealized appreciation (depreciation)				-	-
Transfers into/(out of) Level 3				-	-
Balance as of December 31, 2019				$0	$0
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at December 31, 2019.				$-	$-

GuideMark® World ex-US Fund

		Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services		$69,910	$7,604,659	$-	$7,674,569
Consumer Discretionary		918,150	20,112,819	-	21,030,969
Consumer Staples		2,493,558	17,198,546	-	19,692,104
Energy		1,844,693	5,043,784	-	6,888,477
Financials		5,704,890	25,184,263	-	30,889,153
Health Care		398,114	17,267,984	-	17,666,098
Industrials		1,925,386	15,987,476	-	17,912,862
Information Technology		2,050,363	7,673,190	-	9,723,553
Materials		1,079,833	7,729,990	-	8,809,823
Real Estate		-	987,947	-	987,947
Telecommunication Services		-	29,780	-	29,780
Utilities		1,202,812	3,863,385	-	5,066,197
Total Common Stocks		17,687,709	128,683,823	-	146,371,532
Investment Companies		736,629	-	-	736,629
Participatory Notes		-	32,805	-	32,805
Preferred Stocks
Materials		-	261,385	-	261,385
Total Preferred Stocks		-	261,385	-	261,385
Real Estate Investment Trusts		401,842	3,489,110	-	3,890,952
Short Term Investments		1,079,450	-	-	1,079,450
Investments Purchased with Proceeds from Securities Lending Collateral*		-	-	-	749,290
Total Investments in Securities		$19,905,630	$132,467,123	$-	$153,122,043

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

		Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities		$-	$8,703,556	$-	$8,703,556
Collateralized Mortgage Obligations		-	19,774,217	-	19,774,217
Corporate Obligations		-	40,023,890	-	40,023,890
Foreign Government Debt Obligations		-	265,039	-	265,039
Mortgage Backed Securities - U.S. Government Agency		-	58,373,932	-	58,373,932
Municipal Debt Obligations		-	909,407	-	909,407
U.S. Treasury Obligations		-	32,985,474	-	32,985,474
Total Fixed Income		-	161,035,515	-	161,035,515
Swaptions		-	17,280	-	17,280
Short Term Investments		2,880,844	-	-	2,880,844
Investments Purchased with Proceeds from Securities Lending Collateral*		-	-	-	1,728,375
Total Investments in Securities		$2,880,844	$161,052,795	$-	$165,662,014

Other Financial Instruments**
Futures		$24,984	$-	$-	$24,984
Swaps		-	(189,634)	-	(189,634)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund

		Level 1	Level 2	Level 3	Total

Municipal Debt Obligations		$-	$23,630,522	$-	$23,630,522
Short Term Investments		109,768	-	-	109,768
		$109,768	$23,630,522	$-	$23,740,290

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

		Level 1	Level 2	Level 3	Total

Common Stock		$-	$-	$0	$0
Fixed Income
Asset Backed Securities		-	477,237	-	477,237
Collateralized Mortgage Obligations		-	6,543,561	-	6,543,561
Corporate Obligations		-	22,403	-	22,403
Foreign Government Obligations		-	13,790,701	-	13,790,701
Mortgage Backed Securities - U.S. Government Agency		-	10,966,347	-	10,966,347
Total Fixed Income		-	31,800,249	-	31,800,249
U.S. Treasury Obligations		-	9,519,273	-	9,519,273
Short Term Investments		2,141,477	4,800,518	-	6,941,995
Total Investments in Securities		$2,141,477	$46,120,040	$0	$48,261,517

Other Financial Instruments*
Forward Currency Contracts		$-	$(443,776)	$-	$(443,776)
Swaps		-	(320,481)	-	(320,481)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants
Balance as of April 1, 2019	$0	$0
Purchases	-	-
Sales proceeds and paydowns	-	0
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-
Balance as of December 31, 2019	$0	$-
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at December 31, 2019	$-	$-

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$927,010,894	$-	$-	$927,010,894
Short Term Investments	4,164,857	-	-	4,164,857
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	106,848,247
Total Investments in Securities	$931,175,751	$-	$-	$1,038,023,998

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$380,305,693	$-	$-	$380,305,693
Short Term Investments	505	-	-	505
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	52,400,822
Total Investments in Securities	$380,306,198	$-	$-	$432,707,020

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$242,976,649	$-	$-	$242,976,649
Investment Companies	112,991,375	-	-	112,991,375
Real Estate Investment Trusts	33,243,883	-	-	33,243,883
Short Term Investments	2,655,441	-	-	2,655,441
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	52,458,356
Total Investments in Securities	$391,867,348	$-	$-	$444,325,704

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$297,602,163	$-	$-	$297,602,163
Short Term Investments	974	-	-	974
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	8,703,813
Total Investments in Securities	$297,603,137	$-	$-	$306,306,950

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$137,921,932	$-	$-	$137,921,932
Short Term Investments	635,142	-	-	635,142
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	31,996,851
Total Investments in Securities	$138,557,074	$-	$-	$170,553,925

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$95,342,216	$-	$-	$95,342,216
Short Term Investments	636,941	-	-	636,941
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	27,960,998
Total Investments in Securities	$95,979,157	$-	$-	$123,940,155

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Short Term Investments	$3,846,620	$165,974,750	$-	$169,821,370
Total Investments in Securities	$3,846,620	$165,974,750	$-	$169,821,370

Other Financial Instruments*
Futures	$1,277,114	$-	$-	$1,277,114
Forward Currenct Contracts	$-	$(586,180)	$-	$(586,180)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$3,027,028	$-	$-	$3,027,028
Short Term Investments	2,566,010	387,637	-	2,953,647
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,593,483
Total Investments in Securities	$5,593,038	$387,637	$-	$7,574,158

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$28,357,196	$-	$-	$28,357,196
Short Term Investments	377,100	-	-	377,100
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	739,625
Total Investments in Securities	$28,734,296	$-	$-	$29,473,921

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$5,007,910	$-	5,007,910
Common Stock	12,182,774	-	-	12,182,774
Investment Companies	12,371,760	-	-	12,371,760
Short Term Investments	5,362,432	-	-	5,362,432
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,022,522
Total Investments in Securities	$29,916,966	$5,007,910	$-	$37,947,398

Other Financial Instruments*
Futures	$98,117		$-	$98,117
Written Options	-	64,206	-	64,206

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

Transactions with Affiliates
The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended December 31, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF*	$46,966,684	$11,573,461	$58,987,632	$1,741,810
	$46,966,684	$11,573,461	$58,987,632	$1,741,810

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of December 31, 2019	Share Balance as of December 31, 2019
ProShares Investment Grade-Interest Rate Hedged ETF*	$(1,294,323)	$440,763	$-	-
	$(1,294,323)	$440,763	$-	-

*Issuer was no longer an affiliate as of December 30, 2019.